Financial Instruments (Details Narrative)	Sep. 30, 2021 USD ($)
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Working capital	$ 6,379,790
Equity price risk [member]
IfrsStatementLineItems [Line Items]
Change in market price, percentage	10.00%
Profit loss include in investment loss	$ 117,000